Goodwill and Other Identifiable Intangible Assets (Carrying Amount of Goodwill Attributable to Each Reportable Segment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning Balance	$ 2,660	$ 2,719
Goodwill from acquisitions	58	5
Currency translation	43	(64)
Ending Balance	2,761	2,660
Performance Coatings Segment
Goodwill [Roll Forward]
Beginning Balance	1,139	1,151
Goodwill from acquisitions	22	4
Currency translation	12	(16)
Ending Balance	1,173	1,139
Industrial Coatings Segment
Goodwill [Roll Forward]
Beginning Balance	484	495
Goodwill from acquisitions	18
Currency translation	10	(11)
Ending Balance	512	484
Architectural Coatings - EMEA
Goodwill [Roll Forward]
Beginning Balance	933	966
Goodwill from acquisitions	18	1
Currency translation	19	(34)
Ending Balance	970	933
Optical and Specialty Materials Segment
Goodwill [Roll Forward]
Beginning Balance	48	49
Goodwill from acquisitions
Currency translation		(1)
Ending Balance	48	48
Glass Segment
Goodwill [Roll Forward]
Beginning Balance	50	52
Goodwill from acquisitions
Currency translation	2	(2)
Ending Balance	52	50
Commodity Chemicals Segment
Goodwill [Roll Forward]
Beginning Balance	6	6
Goodwill from acquisitions
Currency translation
Ending Balance	$ 6	$ 6